Reserves (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2010	Dec. 31, 2011
Reserves
Gross out-of-period adjustments in reserve	$ 411
Net of tax out-of-period adjustments in reserve	267
Group disability
Claims and Benefits Payable
Short duration contracts, discount rate (as a percent)				5.25%
Short duration contracts, discount		$ 18,195	$ 21,348
Group disability | Minimum
Claims and Benefits Payable
Short duration contracts, discount rate (as a percent)	4.25%	4.25%	4.25%		4.25%
Group disability | Maximum
Claims and Benefits Payable
Short duration contracts, discount rate (as a percent)	4.75%	4.75%	4.75%		4.75%